INTEREST IN SUBSIDIARIES (Details)		12 Months Ended
	Aug. 18, 2025	Jun. 30, 2025
Ergo Mining Operations Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Ergo Mining Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
FWGR
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
East Rand Proprietary Mines Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Crown Gold Recoveries Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Crown Consolidated Gold Recoveries Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
West Witwatersrand Gold Holdings Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Rand Leases (Vogelstruisfontein) Gold Mining Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Argonaut Financial Services Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Roodepoort Gold Mine Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Ergo Business Development Academy NPC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Ergo Home Loan Company Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
West Witwatersrand Gold Mines Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Crown Mines Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
City Deep Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Consolidated Main Reef and Estate Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Tshedza 1 Pre Project Development Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Tshedza 3 Investments Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Farrar Park Developments Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%
Withok Developments Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%
Stellar
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.25%
Stellar | Major ordinary share transactions
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.94%